CONSOLIDATED UNAUDITED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Research and development expenses, net	$ 4,480	$ 3,545	$ 8,151	$ 7,673
General and administrative expenses	1,583	1,343	2,762	3,100
Impairment of fixed assets	1,364	0	1,364	0
Operating loss	7,427	4,888	12,277	10,773
Finance Income, net	549	81	957	132
Loss before income tax	6,878	4,807	11,320	10,641
Net loss for the period	$ 6,878	$ 4,807	$ 11,320	$ 10,641
Loss per share:
Net loss per ordinary share basic	$ 1.18	$ 0.82	$ 1.94	$ 1.94
Net loss per ordinary share diluted	$ 1.18	$ 0.82	$ 1.94	$ 1.94
Weighted average number of ordinary shares outstanding - basic	5,848,565	5,840,089	5,847,392	5,497,548
Weighted average number of ordinary shares outstanding - diluted	5,848,565	5,840,089	5,847,392	5,497,548